SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	9 Months Ended
May 31, 2019
Statements [Line Items]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Period ended	May 31, 2019	May 31, 2018
Amounts receivable, prepaid expenses and other assets	$500	$(275)
Accounts payable and accrued liabilities	247	392
	$747	$117